Shareholder Fees - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO	Dec. 30, 2023 USD ($)
FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO | Fidelity High Yield Factor ETF
Shareholder Fees:
(fees paid directly from your investment)	none